Derivative financial instruments - Hedged Derivative Financial Instruments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (18,439)
Copper Price Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(15,804)
Interest rate hedge
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (2,635)